Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 4,921,545	$ 5,525,094
Contracts and grants receivable	1,985,212	794,767
Prepaid expenses	244,267	172,928
Total current assets	7,151,024	6,492,789
Office furniture and equipment, net	47,366	51,510
Intangible assets, net	188,732	409,949
Total assets	7,387,122	6,954,248
Current liabilities:
Accounts payable	4,379,936	$ 3,003,545
Notes payable	292,719
Warrant liability	2,434,101	$ 3,789,562
Accrued compensation	298,675	315,030
Total current liabilities	$ 7,405,431	$ 7,108,137
Commitments and contingencies
Shareholders' deficiency:
Preferred stock, 350,000 shares authorized; none issued or outstanding
Common stock, $.001 par value; 50,000,000 shares authorized; 31,269,522 and 23,936,568 shares issued and outstanding in 2015 and 2014, respectively	$ 31,270	$ 23,937
Additional paid-in capital	146,828,000	138,868,523
Accumulated deficit	(146,877,579)	(139,046,349)
Total shareholders' deficiency	(18,309)	(153,889)
Total liabilities and shareholders' deficiency	$ 7,387,122	$ 6,954,248